Trade and other receivables (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Trade and other receivables [abstract]
Trade receivables	£ 1,656	£ 0
Other receivables	3,847	3,600
Prepayments	7,433	6,498
Accrued income	611	1,036
Trade and other receivables	13,547	£ 11,134
Prepayments relating to research and development expenditure	£ 6,800
Research and development, stage of completion, percentage increase	5.00%
Research and development, stage of completion, increase, expense	£ 1,000
Research and development, stage of completion, percentage decrease	5.00%
Research and development, stage of completion, decrease, expense	£ 1,200